Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Accounts receivable	$ (12)	$ 0
Accounts payable and accrued liabilities	35,992	32,392
Provisions	576	1,088
Other long-term liabilities	13,524	4,768
Non-cash operating activities	50,080	38,248
Investing activities
Purchase of PP&E	(11,158)	(14,374)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(110,778)	(86,691)
Additions to intangible assets	(40,908)	(28,944)
Non-cash investing activities	$ (162,844)	$ (130,009)